Inventories, net - Shelf-life (Details) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Nov. 30, 2022 USD ($)	Nov. 30, 2022 USD ($)	Aug. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	May 31, 2023 USD ($)	May 31, 2022 USD ($)	Feb. 28, 2022 USD ($)
Inventory Realizable Value
Inventory charged-off		$ 17,929	$ 2,700	$ 20,633	$ 20,633	$ 73,490
Number of batches not saleable					5
Raw materials						16,264
Total number of batches manufactured					9
Other Assets | Samsung BioLogics Co., Ltd. ("Samsung")
Inventory Realizable Value
Specialized raw materials							$ 2,700
Resins
Inventory Realizable Value
Inventory charged-off	$ 16,300
Other
Inventory Realizable Value
Inventory charged-off					$ 63,300
Number of batches not saleable					4
Specialized and other raw materials
Inventory Realizable Value
Inventory charged-off						$ 10,200
Five Batches Of Drug Product
Inventory Realizable Value
Raw materials					$ 29,100
Four Batches Of Drug Product
Inventory Realizable Value
Raw materials					$ 34,200
Bulk Drug Substance
Inventory Realizable Value
Inventory charged-off	$ 1,700